PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

NOTE 9 — PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvement consists of:

	December 31,
	2021	2020
Furniture and fixtures	$910,169	$883,491
Computers, office equipment and software	1,754,737	1,759,659
Leasehold improvements	505,425	770,629
Property plant and equipment gross	3,170,331	3,413,779
Less: accumulated depreciation and amortization	(2,696,669)	(2,613,708)
Property plant and equipment net	$473,662	$800,071

The Company recorded depreciation expense of $325,362 and $370,746, respectively, for the years ended December 31, 2021 and 2020.